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May 31, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Capital Properties, Inc.
Amendment No. 1 to Schedule 14D-9
(File No. 005-06037)

Ladies and Gentlemen:

        On behalf of Capital Properties, Inc. (the "Company"), we submit herewith via EDGAR for filing with the Securities and Exchange Commission - Office of Mergers and Acquisitions (the "Commission"), Amendment No. 1 to
Schedule 14D-9 of the Company filed with the Commission on May 16, 2005 (the "Schedule"). We are filing this Amendment No. 1 in response to comments received from the Commission on May 26, 2005. In response to those comments, we have made the following changes:

- Revised paragraph 3 of Item 3 of the Schedule to include a description of the contents of the letter sent to Mercury Real Estate Advisors LLC, a Delaware limited liability company, Mercury Special Situations Fund LP, a Delaware limited partnership, and Mercury Special Situations Offshore Fund, Ltd., a British Virgin Islands company, and David R. Jarvis and Malcolm F. MacLean IV (collectively, the "Bidder") dated August 26, 2004 and filed with the Commission on August 27, 2004 as an attachment to the Company's Form 8-K;

- Revised paragraph 4 of Item 3 of the Schedule to include a description of the contents letter dated September 23, 2004 sent by the Bidder to the three independent members of the Board of Directors of the Company regarding the Bidders objection to the Company's ownership limitations;

- Revised paragraph 5 of Item 3 of the Schedule to further describe the letter dated May 2, 2005 sent by the Bidder to the Company regarding the Bidder's demand to inspect the books and records of the Company; and

- Revised paragraph 6 of Item 3 of the Schedule to set forth the reasons for the Company's denial of the Bidder's request to inspect the books and records of the Company as set forth in the letter dated May 5, 2005 from counsel to the Company to counsel for the Bidder.

Please call the undersigned at (401) 274-2000 regarding this filing.


                                                          Very truly yours,

                                                          /s/ Adam J. Gwaltney
                                                          --------------------
                                                          Adam J. Gwaltney
CCC/alq
Attachment
cc: Barbara J. Dreyer
Stephen J. Carlotti, Esq.